Commitments and Contingencies - Additional Information (Detail) $ in Thousands, € in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2017 USD ($) FinancialCenters	Dec. 31, 2017 EUR (€) FinancialCenters	Dec. 31, 2017 JPY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Disclosure of commitments and contingencies [Line Items]
Investigation provision		€ 85.0
Legal proceedings provisions		92.0			€ 11.0
Variable Funding Surplus Note [member]
Disclosure of commitments and contingencies [Line Items]
Variable funding surplus | $				$ 1,540,000
Guarantees [member]
Disclosure of commitments and contingencies [Line Items]
Other letter of credit agreements		1,322.0			1,505.0
Debt outstanding amount		1,322.0			1,505.0
Asset management [member]
Disclosure of commitments and contingencies [Line Items]
Investigation provision		40.0
Americas [member]
Disclosure of commitments and contingencies [Line Items]
Investigation provision		45.0
Aegon Sony Life Insurance Company [member]
Disclosure of commitments and contingencies [Line Items]
Contingent capital letter amount			¥ 6.5		49.0
Aegon N.V [member] | United States [member]
Disclosure of commitments and contingencies [Line Items]
Legal proceedings provisions		€ 1.5
Number of financial marketing units | FinancialCenters	1	1
Transamerica Corporation [member]
Disclosure of commitments and contingencies [Line Items]
Alleged actual damages andpre-judgment interest | $	$ 120,000
Amount of damages and interest | $	$ 235
Contractual dispute period, description	A former subsidiary of Transamerica Corporation was involved in a contractual dispute with a Nigerian travel broker that arose in 1976. That dispute was resolved in Delaware court for USD 235 thousand plus interest in 2010. The plaintiff took the Delaware judgment relating to the 1976 dispute to a Nigerian court and alleged that it was entitled to approximately the same damages for 1977 through 1984 despite the absence of any contract relating to those years. The Nigerian trial court issued a judgment in favor of the plaintiff of the alleged actual damages as well as pre-judgment interest of approximately USD 120 million. On appeal this decision was reversed on procedural grounds and remanded back to the trial court for further consideration. Aegon has no material assets located in Nigeria.	A former subsidiary of Transamerica Corporation was involved in a contractual dispute with a Nigerian travel broker that arose in 1976. That dispute was resolved in Delaware court for USD 235 thousand plus interest in 2010. The plaintiff took the Delaware judgment relating to the 1976 dispute to a Nigerian court and alleged that it was entitled to approximately the same damages for 1977 through 1984 despite the absence of any contract relating to those years. The Nigerian trial court issued a judgment in favor of the plaintiff of the alleged actual damages as well as pre-judgment interest of approximately USD 120 million. On appeal this decision was reversed on procedural grounds and remanded back to the trial court for further consideration. Aegon has no material assets located in Nigeria.
Transamerica Corporation [member] | Guarantees [member]
Disclosure of commitments and contingencies [Line Items]
Due and punctual payment of payables due under letter of credit agreements		€ 3,079.0			3,563.0
Transamerica Corporation [member] | Poland [member]
Disclosure of commitments and contingencies [Line Items]
Legal proceedings provisions					20.0
Transamerica Corporation [member] | TLIC Riverwood Reinsurance Inc [member]
Disclosure of commitments and contingencies [Line Items]
Cash payments of reinsurance obligations from subsidiary to third party		1,793.0			2,002.0
Transamerica Corporation and Commonwealth General Corporation [member] | Guarantees [member]
Disclosure of commitments and contingencies [Line Items]
Due and punctual payment of payables due under letter of credit agreements		3,025.0			3,720.0
Subsidiaries [member]
Disclosure of commitments and contingencies [Line Items]
Securities and notes issued under commercial paper program		585.0			633.0
Subsidiaries [member] | Guarantees [member]
Disclosure of commitments and contingencies [Line Items]
Other letter of credit agreements		€ 55.0			€ 104.0